General Information	12 Months Ended
Dec. 31, 2020
Disclosure Of General Information About Financial Statements And Organization [Abstract]
GENERAL INFORMATION
1.	GENERAL INFORMATION

Tiziana Life Sciences PLC is a public limited company incorporated in the United Kingdom under the Companies Act and at the year end was quoted on the AIM market of the London Stock Exchange (AIM: TILS) and on the NASDAQ Capital Market (NDAQ: TLSA). The Company delisted from AIM on 21st January 2021 and is now trading on the main market of the London Stock Exchange (LSE: TILS). The address of its registered office is given on page 1. The principal activities of the Company and its subsidiaries (the Group) are that of a clinical stage biotechnology company focused on targeted drugs to treat diseases in oncology and immunology.

These financial statements are presented in thousands of dollars ($’000) which is the presentational currency of the company. The functional currency is pounds sterling (£) indicative of the primary economic environment in which the Company operates.